LONG-TERM DEBT (Details 1) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt and Capital Lease Obligations	CAD 497.8	CAD 329.1
Recourse Debt [Member]
2016	3.2
2017	495.1
2018	2.7
2019	0.5
2020	0.1
Debt and Capital Lease Obligations	CAD 501.6